CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		28 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 0
Operating expenses:
Compensation and related taxes	7,076,696	19,726,749	27,885,524
Exploration cost	3,204,629	5,221,001	10,225,652
Consulting fees	1,579,211	2,334,297	9,484,687
General and administrative expenses	3,830,117	4,172,283	9,434,870
Total operating expenses	15,690,653	31,454,330	57,030,733
Operating loss from continuing operations	(15,690,653)	(31,454,330)	(57,030,733)
OTHER INCOME (EXPENSES):
Other income		80,000	80,000
Gain from sale of uranium assets pursuant to an option agreement		930,000	930,000
Gain from sale of subsidiaries		2,500,000	2,500,000
Loss from extinguishment of debts		(4,769,776)	(4,769,776)
Change in fair value of derivative liability		(1,454,889)	5,447,917
Loss from disposal of assets		(18,729)	(192,759)
Warrant settlement expense	(45,484)	(4,883,196)	(9,727,680)
Realized gain - trading securities		19,702	19,702
Realized gain - available for sale securities - (see Note 4)	1,656,333	1,490,600	3,146,933
Share of loss of equity method investee		(83,333)	(83,333)
Interest expense and other finance costs, net of interest income	(23,584)	(11,408,798)	(15,947,858)
Total other income (expenses) - net	1,587,265	(17,598,419)	(18,596,854)
Loss from continuing operations before provision for income taxes	(14,103,388)	(49,052,749)	(75,627,587)
Provision for income taxes	0
Loss from continuing operations	(14,103,388)	(49,052,749)	(75,627,587)
Discontinued operations:
(Loss) gain from discontinued operations, net of tax	0	(50,298)	802,367
Net loss	(14,103,388)	(49,103,047)	(74,825,220)
Less: Net loss attributable to non-controlling interest		(1,164)	(172,517)
Net loss attributable to Pershing Gold Corporation	(14,103,388)	(49,104,211)	(74,997,737)
Preferred deemed dividend	(4,101,659)	(2,702,777)	(10,088,832)
Preferred stock dividend		(21,150)	(21,150)
Net loss available to common stockholders	$ (18,205,047)	$ (51,828,138)	$ (85,107,719)
Loss per common share, basic and diluted:
Loss from continuing operations (in dollars per share)	$ (0.07)	$ (0.24)	$ (0.37)
Loss from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Earnings per share basic and diluted (in dollars per share)	$ (0.07)	$ (0.24)	$ (0.37)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted (in shares)	272,620,776	219,530,283	229,376,312